ADVISORSHARES STAR GLOBAL BUY-WRITE ETF

Schedule of Investments

March 31, 2021 (Unaudited)

Investments		Shares	Value
EXCHANGE TRADED FUNDS – 93.4%
Debt Fund – 16.9%
iShares Core Total USD Bond Market ETF(a)		15,037	$793,202
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)		4,092	532,165
iShares US Treasury Bond ETF(a)		35,281	924,009
Total Debt Fund			2,249,376

Equity Fund – 76.5%
iShares Global Tech ETF		1,753	539,433
iShares MSCI EAFE ETF		29,547	2,241,731
iShares MSCI Emerging Markets ETF(b)		17,482	932,490
iShares Russell 2000 ETF		2,496	551,466
iShares Russell Mid-Cap Growth ETF		8,001	816,582
SPDR S&P 500 ETF Trust		11,799	4,676,298
Technology Select Sector SPDR Fund		3,005	399,094
Total Equity Fund			10,157,094
Total Exchange Traded Funds
(Cost $9,688,164)			12,406,470

	Notional Amount	Contracts/ Principal
PURCHASED PUT OPTION – 0.2%
SPDR S&P 500 ETF Trust, expiring 08/20/21, Strike Price $315.00 (Cost $49,285)	$2,646,000	84	30,240

REPURCHASE AGREEMENTS – 5.5%(c)
BofA Securities, Inc., dated 03/31/21, due 04/01/21, 0.01%, total to be received $233,045, (collateralized by various U.S. Government Agency Obligations, 1.00%-5.50%, 06/01/24-01/01/59, totaling $237,132)		$233,045	233,045
Daiwa Capital Markets America, dated 03/31/21, due 04/01/21, 0.01%, total to be received $249,000, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 05/04/21-04/01/51, totaling $253,278)		249,000	249,000
RBC Dominion Securities, Inc., dated 03/31/21, due 04/01/21, 0.01%, total to be received $249,000, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 05/06/21-03/01/51, totaling $253,321)		249,000	249,000
Total Repurchase Agreements
(Cost $731,045)			731,045

Total Investments Before Written Options – 99.1%
(Cost $10,468,494)			13,167,755

	Notional Amount	Contracts	Value
WRITTEN CALL OPTION – (0.1)%
SPDR S&P 500 ETF Trust, expiring 04/16/21, Strike Price $400.00	$(2,840,000)	(71)	$(18,993)
[Premium Received $(6,369)]
Total Investments – 99.0%
(Cost $10,462,125)			13,148,762
Other Assets in Excess of Liabilities – 1.0%			138,996
Net Assets – 100.0%			$13,287,758

ETF - Exchange Traded Fund

(a)	All or a portion of this security has been pledged as collateral for option contracts. The aggregate market value of the collateral was $2,249,376 as of March 31, 2021.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $720,090; the aggregate market value of the collateral held by the fund is $731,045.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$12,406,470	$–	$–	$12,406,470
Purchased Put Option	30,240	–	–	30,240
Repurchase Agreements	–	731,045	–	731,045
Total	$12,436,710	$731,045	$–	$13,167,755

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Option	$(18,993)	$–	$–	$(18,993)
Total	$(18,993)	$–	$–	$(18,993)

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Debt Fund	16.9%
Equity Fund	76.5
Purchased Put Option	0.2
Written Call Option	(0.1)
Repurchase Agreements	5.5
Total Investments	99.0
Other Assets in Excess of Liabilities	1.0
Net Assets	100.0%